Note 1 - General	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	GENERAL

Business

O2Micro, Inc. was incorporated in the state of California in the United States of America on March 29, 1995, to design, develop, and market innovative power management and e-commerce components and systems for the Communications, Computer, Consumer, Industrial and Automotive markets.  In March 1997, O2Micro International Limited (the “Company”) was formed in the Cayman Islands and all authorized and outstanding common stock, preferred stock, and stock options of O2Micro, Inc. were exchanged for the Company’s ordinary shares, preference shares, and stock options with identical rights and preferences.  O2Micro, Inc. became the Company’s subsidiary after the share exchange.

The Company’s ordinary shares (“Shares”) were initially listed on The NASDAQ National Market (“NASDAQ”) on August 23, 2000 and on the Cayman Islands Stock Exchange on February 1, 2001.  At the Extraordinary General Meeting of Shareholders (“EGM”) held on November 14, 2005, the shareholders approved a public global offering of the Company’s Shares and the proposed listing of the Company's Shares on the Main Board of The Stock Exchange of Hong Kong Limited (“SEHK”) and various matters related to the proposed listing and offering.  Following the approval of these matters, the Company ceased trading its Shares on the NASDAQ, effected a 50-for-1 share split of Shares, created an American depositary share (“ADS”) program for the ADSs to be quoted on the NASDAQ, and delisted the Shares from the NASDAQ on November 25, 2005.  The Company commenced trading of ADSs on the NASDAQ on November 28, 2005 and subsequently listed the Shares on the SEHK on March 2, 2006, by way of introduction.

On February 27, 2009, the Company submitted an application for the voluntary withdrawal of the listing of Shares on the Main Board of SEHK (collectively referred to as “Proposed Withdrawal”) for reasons of cost and utility.  The Company retained its existing primary listing of ADSs on the NASDAQ following the Proposed Withdrawal and for the foreseeable future.  The Proposed Withdrawal was approved at the EGM held on May 30, 2009, and the listing of the Shares on SEHK was withdrawn on September 9, 2009.

The Company has incorporated various wholly-owned subsidiaries in the past, including, among others, O2Micro Electronics, Inc. (“O2Micro-Taiwan”), O2Micro International Japan Ltd. (“O2Micro-Japan”), O2Micro Pte Limited-Singapore (“O2Micro-Singapore”), O2Micro (China) Co., Ltd. (“O2Micro-China”), and O2Security Limited (“O2Security”). O2Micro-Taiwan is engaged in operations and sales support services. O2Micro-Japan is engaged in sales support services. O2Micro-Singapore, O2Micro-China, and other subsidiaries are mostly engaged in research and development services.  O2Security was primarily engaged in operations and sales of Network Security products (“Network Security Group”).  The Company also established a subsidiary, OceanOne Semiconductor (Ningbo) Limited (“OceanOne”) in Ningbo of the People’s Republic of China (“China”) in August 2005.  OceanOne was engaged in semiconductor testing service and commenced its operations in January 2007.  In June 2008, the Company entered into a share transfer agreement with Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”) to dispose of 100% ownership of OceanOne for $6,700,000.  The share transfer was subsequently completed on July 2, 2008.

In November 2010, the Company commenced a plan to terminate its Network Security business and initiated shutdown activities associated with the Network Security Group, and in 2011, the Company formally dissolved all business entities related to O2Security Limited.  The Company has reflected the operating results of this business group as discontinued operations in the accompanying consolidated statements of operations and comprehensive income.  Please also see discussions in Note 3.